Stock-Based Compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Weighted average assumptions used to estimate fair value of options granted
Expected dividend yield		0.00%
Stock Options [Member]
Weighted average assumptions used to estimate fair value of options granted
Expected volatility	258.74%	246.40%
Expected life of option	6 years 2 months 12 days	6 years 1 month 17 days
Risk free interest rate	1.13%	1.25%
Expected dividend yield	0.00%	0.00%